Financial Instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrant derivative	$ 531,228				$ 8,508,764
U.S. dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrant derivative		$ 417,238
British pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrant derivative | £			£ 0
Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrant derivative | €				€ 0
Currency risk | U.S. dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of increase in value of currency, amount	0.01
(Increase) decrease in net loss due to change in currency value	172,000
Impact of increase in value of currency, amount	0.01
Currency risk | British pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of increase in value of currency, amount	0.10
(Increase) decrease in net loss due to change in currency value	(20,000)
Impact of increase in value of currency, amount	0.10
Currency risk | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of increase in value of currency, amount	0.10
(Increase) decrease in net loss due to change in currency value	(3,000)
Impact of increase in value of currency, amount	0.10
Level 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrant derivative	$ 531,228				$ 8,508,764